MFA 2023-NQM4 Trust  ABS-15G

Exhibit 99.46

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	57696			Closed	XXXX	2021-11-01 18:04	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved- - Due Diligence Vendor-11/01/2021 Ready for Review-Document Uploaded. - Seller-10/27/2021 Open-There was no DSCR worksheet in file - Due Diligence Vendor-10/18/2021	Ready for Review-Document Uploaded. - Seller-10/27/2021		XXXX XXXX XXXX DSCR.pdf			CA	Investment	Refinance	No Cash Out - Borrower Initiated	130564	N/A	N/A
XXXX	61338			Closed	XXXX	2022-03-08 18:15	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-03/08/2022 Ready for Review-Document Uploaded. - Seller-03/08/2022 Open-Final HUD-1 Document is Missing Missing Final HUD/Settlement Statement. File contains Estimated Closing Statement only on page 150cr. Please provide certified Final HUD/Settlement Statement from the Title Company. - Due Diligence Vendor-01/05/2022 Open-Final HUD-1 Document is Missing - Due Diligence Vendor-01/04/2022	Ready for Review-Document Uploaded. - Seller-03/08/2022	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-03/08/2022	FINAL HUD-1 SIGNED (22).pdf			CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000	231708	N/A	N/A
XXXX	63980			Closed	XXXX	2022-03-22 21:29	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing asset documentation (ATR)	Resolved-Revised 1003 with assets removed since borrower getting cash out - Due Diligence Vendor-03/22/2022 Ready for Review-Document Uploaded. - Seller-03/22/2022 Open-Missing the bank statement from the file that is showing on the final 1003. Thank you - Due Diligence Vendor-03/17/2022	Ready for Review-Document Uploaded. - Seller-03/22/2022	Resolved-Revised 1003 with assets removed since borrower getting cash out - Due Diligence Vendor-03/22/2022	_1003_19_pdf (36).pdf			CA	Investment	Refinance	Cash Out - Other	354939	N/A	N/A